SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE - Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 1,053,019	$ 898,126	$ 808,801
Property, plant and equipment	377,076	313,520
Goodwill	107,714	41,690	30,841
Intangible assets	122,389	47,318
Other assets	9,586	6,998
Canada
Disclosure of geographical areas [line items]
Revenue	96,434	78,325	54,574
Property, plant and equipment	33,383	32,572
Goodwill	11,520	6,805
Intangible assets	19,622	10,012
Other assets	539	1,331
India
Disclosure of geographical areas [line items]
Property, plant and equipment	53,057	26,099
Goodwill	28,155	24,452
Intangible assets	18,712	21,904
Other assets	71	94
Portugal
Disclosure of geographical areas [line items]
Property, plant and equipment	19,175	16,810
Intangible assets	18	8
Other assets	49	31
Germany
Disclosure of geographical areas [line items]
Revenue	24,361	18,248	16,299
United States
Disclosure of geographical areas [line items]
Revenue	834,989	714,330	670,619
Property, plant and equipment	271,461	238,039
Goodwill	68,039	10,433
Intangible assets	84,037	15,394
Other assets	8,927	5,542
Other
Disclosure of geographical areas [line items]
Revenue	$ 97,235	$ 87,223	$ 67,309